Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Payables and Receivables

Related party (payable) and receivables

	Reimbursement of administrative	Balance sheet position		Statements of income effect
	and funding costs	December 31, 2025	December 31, 2024	2025	2024	2023
Laguz I Fundo de Investimento (1)	Selic	(147,123)	—	(14,054)	—	—
J&F (2)	IPCA	(43,876)	77,355	(10,930)	3,216	2,957
Flora Produtos de Higiene e Limpeza S.A. (3)	CDI	41,231	—	2,757	14	—
J&F Oklahoma Holdings, Inc	3.4% p.y.	—	—	—	—	1,394
		(149,768)	77,355	(22,227)	3,230	4,351

(1)	In May 2025, the indirect subsidiary JBS S.A. acquired tax credit rights from the related party Laguz I Fundo de Investimento through an agreement providing for 28 installments, with final maturity in April 2028. These tax credits originate from a judicial claim related to the export credit premium incentive. The case has already been definitively ruled in favor of the taxpayer, and is currently in the final stage of assessment and confirmation of the credit balance. The credit rights were acquired at an approximate discount of 35%, and the credits will be used to offset JBS S.A.’s tax obligations once the case is finalized and the use of the credits is authorized by the relevant regulatory authorities. The credits have been recorded under “Other non-current assets”.
(2)	The net balance payable to J&F refers to: (i) US$79,571 receivable, arising from the settlement agreement entered into between JBS S.A., J&F, and certain former executives of the Company, which resulted in the definitive termination of the dispute addressed in arbitration proceeding, under which J&F committed to settle the amount in accordance with the terms and conditions set forth in the agreement; and (ii) US$123,446 payable, related to the purchase of the Araputanga Plant, to be settled in 17 installments, with final maturity in May 2027.
(3)	On December 30, 2024, the indirect subsidiary JBS S.A. entered into an agreement to sell its Hygiene and Beauty operations to its related party, Flora Produtos de Higiene e Limpeza S.A. The transaction includes the selling of assets and operations related to the manufacturing and commercialization of hygiene and beauty products, as per the terms agreed upon by the parties. The transaction was completed on December 31, 2025, for an amount of US$ 57,248, with a remaining receivable balance of US$41,231 recognized under the line item “Related party receivables”.

Schedule of Aggregate Amount of Compensation Received by the Group’s Key Management

The aggregate amount of compensation received by the Company’s key management for the year ended December 31, 2025, 2024 and 2023 was:

	2025	2024	2023
Salaries and wages	6,779	8,989	8,179
Variable cash compensation	19,242	23,390	18,658
Share-based payments	—	—	7,217
	26,021	32,379	34,054